Share-Based Compensation - 2015 Plan (Details) - 2015 Plan - CNY (¥) ¥ in Thousands				1 Months Ended
	Dec. 01, 2018	Dec. 01, 2017	Feb. 02, 2016	Dec. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Shanghai OneSmart
Share-Based Compensation
Granted (in shares)			540,567
Number of shares issued			540,567
Intrinsic value			¥ 38,189
Fair value			40,344
Purchase consideration made by employees			¥ 2,155
Shanghai OneSmart
Share-Based Compensation
Number of fully vested shares received for each share option			0.3451
Granted (in shares)			540,567
Percentage of equity interest			0.92%
Number of shares issued			540,567
Intrinsic value					¥ 30,082	¥ 23,114
Shanghai OneSmart | Restricted shares
Share-Based Compensation
Granted (in shares)		212,787	85,075	527,383
Percentage of equity interest	0.90%	0.36%	0.14%
Number of shares issued		212,787	85,075	527,383